Capital management (Tables)	3 Months Ended
Mar. 31, 2023
Capital management
Schedule of Company's rating

Rating (1)

	Standard & Poor´s	Moody´s	Fitch (2)

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	negative	negative	rating watch negative

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.
(2)	Fitch indicated that it expects to downgrade the Company’s rating by no more than one notch (to below investment grade) if the proposed conversion takes effect.